Equity-accounted investees - Interests in Total Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 43,182	$ 30,595	[1]
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	43,182	30,595		$ 16,867
TOTAL LIABILITIES	0	0
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0		$ 1,546
TOTAL LIABILITIES	0	0
Associates | Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	43,182	30,595
TOTAL LIABILITIES	$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.